Land use rights, net	12 Months Ended
Dec. 31, 2024
Land use rights, net
Land use rights, net

14.  Land use rights, net

Land use rights consist of the following:

	December 31,
	2023	2024
	US$	US$

Gross carrying amount	374,447	368,942
Less: accumulated amortization	(58,377)	(65,827)

Land use rights, net	316,070	303,115

Amortization expense for the years ended December 31, 2022, 2023 and 2024 were US$9,053, US$8,473 and US$8,397, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
US$

2025	8,308
2026	8,308
2027	8,308
2028	8,308
2029	8,308